Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 17. SUBSEQUENT EVENT

Amendment to operating lease

In January 2022, the Company amended its operating lease in Redwood City, California to add an additional 5,611 rentable square feet. The total additional lease payments for the extra space from the commencement date are estimated at $1.8 million. The Company’s operating lease will expire in August 2026.